Reserves - Movements in reserves (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reserves
Balance at beginning of year		$ 1,649,853	$ 1,983,122	$ 1,763,134
Opening adjustment	[1]			(246)
Balance as of January 1, 2018				1,762,888
Effective portion of changes in fair value of cash flow hedges		(750)	(2,933)	(258)
Recycled loss of cash flow hedges reclassified to profit or loss			697
Share-based compensation, net of accrued dividend		5,385	4,794	4,434
Settlement of share-based compensation		(5)	138	682
Actuarial (loss)/gain		57		(51)
Balance at the end of the year		1,597,137	1,649,853	1,983,122
Reserves
Reserves
Balance at beginning of year		16,799	18,962	18,347
Opening adjustment	[1]			(436)
Balance as of January 1, 2018				17,911
Effective portion of changes in fair value of cash flow hedges		(750)	(2,933)	(258)
Recycled loss of cash flow hedges reclassified to profit or loss			697
Share-based compensation, net of accrued dividend		5,385	4,794	4,434
Settlement of share-based compensation		(2,824)	(4,721)	(3,074)
Actuarial (loss)/gain		57		(51)
Balance at the end of the year		18,667	16,799	18,962
Hedging | Reserves
Reserves
Balance at beginning of year		(3,072)	(836)	(142)
Opening adjustment				(436)
Balance as of January 1, 2018				(578)
Effective portion of changes in fair value of cash flow hedges		(750)	(2,933)	(258)
Recycled loss of cash flow hedges reclassified to profit or loss			697
Balance at the end of the year		(3,822)	(3,072)	(836)
Employee Benefits | Reserves
Reserves
Balance at beginning of year		(156)	(156)	(105)
Balance as of January 1, 2018				(105)
Actuarial (loss)/gain		57		(51)
Balance at the end of the year		(99)	(156)	(156)
Share-based compensation reserve | Reserves
Reserves
Balance at beginning of year		20,027	19,954	18,594
Balance as of January 1, 2018				18,594
Share-based compensation, net of accrued dividend		5,385	4,794	4,434
Settlement of share-based compensation		(2,824)	(4,721)	(3,074)
Balance at the end of the year		$ 22,588	$ 20,027	$ 19,954

[1]	Adjusted so as to reflect certain amendments introduced due to the adoption of IFRS 15 Revenue from Contracts with Customers and IFRS 9 Financial Instruments, which became effective on January 1, 2018.